UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
Investment portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 70.0%
The New Economy Fund, Class R-6	1,269,555	$ 38,404
New Perspective Fund, Class R-6	1,760,577	57,606
New World Fund, Inc., Class R-6	691,217	38,404
		134,414

GROWTH-AND-INCOME FUNDS — 30.0%
Capital World Growth and Income Fund, Inc., Class R-6	1,488,914	57,606

Total investment securities (cost: $177,289,000)		192,020
Other assets less liabilities		(26)

Net assets		$191,994

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 14,627
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	14,627
Cost of investment securities for federal income tax purposes	177,393

American Funds Growth PortfolioSM
Investment portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 70.0%
AMCAP Fund, Class R-6	4,317,340	$ 99,040
EuroPacific Growth Fund, Class R-6	1,931,052	82,533
SMALLCAP World Fund, Inc., Class R-6	1,182,141	49,520
		231,093

GROWTH-AND-INCOME FUNDS — 30.0%
Fundamental Investors, Class R-6	2,316,178	99,040

Total investment securities (cost: $304,053,000)		330,133
Other assets less liabilities		(96)

Net assets		$330,037

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 25,889
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	25,889
Cost of investment securities for federal income tax purposes	304,244

American Funds Growth and Income PortfolioSM
Investment portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 20.0%
The Growth Fund of America, Inc., Class R-6	4,258,606	$152,841

GROWTH-AND-INCOME FUNDS — 40.0%
Capital World Growth and Income Fund, Inc., Class R-6	3,950,410	152,842
The Investment Company of America, Class R-6	4,862,914	152,841
		305,683

EQUITY-INCOME AND BALANCED FUNDS — 25.0%
Capital Income Builder, Class R-6	3,521,691	191,052

BOND FUNDS — 15.0%
Capital World Bond Fund, Class R-6	5,440,486	114,631

Total investment securities (cost: $730,508,000)		764,207
Other assets less liabilities		(201)

Net assets		$764,006

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 34,816
Gross unrealized depreciation on investment securities	(1,209)
Net unrealized appreciation on investment securities	33,607
Cost of investment securities for federal income tax purposes	730,600

American Funds Balanced PortfolioSM
Investment portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 20.0%
New Perspective Fund, Class R-6	3,913,601	$128,053

GROWTH-AND-INCOME FUNDS — 30.0%
Capital World Growth and Income Fund, Inc., Class R-6	2,482,289	96,040
Washington Mutual Investors Fund, Class R-6	2,950,531	96,040
		192,080

EQUITY-INCOME AND BALANCED FUNDS — 25.0%
American Balanced Fund, Class R-6	7,571,726	160,066

BOND FUNDS — 25.0%
The Bond Fund of America, Class R-6	12,446,835	160,066

Total investment securities (cost: $609,696,000)		640,265
Other assets less liabilities		(113)

Net assets		$640,152

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 30,974
Gross unrealized depreciation on investment securities	(506)
Net unrealized appreciation on investment securities	30,468
Cost of investment securities for federal income tax purposes	609,797

American Funds Income PortfolioSM
Investment portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH-AND-INCOME FUNDS — 20.0%
American Mutual Fund, Class R-6	4,768,215	$140,997

EQUITY-INCOME AND BALANCED FUNDS — 40.0%
Capital Income Builder, Class R-6	2,599,007	140,996
The Income Fund of America, Class R-6	7,560,114	140,996
		281,992

BOND FUNDS — 40.0%
American High-Income Trust, Class R-6	12,303,327	140,996
U.S. Government Securities Fund, Class R-6	9,992,638	140,996
		281,992

Total investment securities (cost: $687,127,000)		704,981
Other assets less liabilities		(197)

Net assets		$704,784

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 21,679
Gross unrealized depreciation on investment securities	(3,881)
Net unrealized appreciation on investment securities	17,798
Cost of investment securities for federal income tax purposes	687,183

American Funds Tax-Advantaged Income PortfolioSM
Investment portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH-AND-INCOME FUNDS — 50.0%
Capital World Growth and Income Fund, Inc., Class R-6	879,100	$ 34,012
Washington Mutual Investors Fund, Class R-6	1,044,928	34,013
		68,025

TAX-EXEMPT BOND FUNDS — 50.0%
American High-Income Municipal Bond Fund, Class R-6	2,190,109	34,012
The Tax-Exempt Bond Fund of America, Class R-6	2,576,696	34,013
		68,025

Total investment securities (cost: $129,686,000)		136,050
Other assets less liabilities		(26)

Net assets		$136,024

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 6,301
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	6,301
Cost of investment securities for federal income tax purposes	129,749

American Funds Preservation PortfolioSM
Investment portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

BOND FUNDS — 100.0%
The Bond Fund of America, Class R-6	5,909,703	$ 75,999
Intermediate Bond Fund of America, Class R-6	11,102,817	151,997
Short-Term Bond Fund of America, Class R-6	15,109,103	151,998

Total investment securities (cost: $381,394,000)		379,994
Other assets less liabilities		(119)

Net assets		$379,875

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ —
Gross unrealized depreciation on investment securities	(1,420)
Net unrealized depreciation on investment securities	(1,420)
Cost of investment securities for federal income tax purposes	381,414

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

TAX-EXEMPT BOND FUNDS — 100.0%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	7,512,127	$122,898
The Tax-Exempt Bond Fund of America, Class R-6	3,990,208	52,671

Total investment securities (cost: $175,136,000)		175,569
Other assets less liabilities		(45)

Net assets		$175,524

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 419
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	419
Cost of investment securities for federal income tax purposes	175,150

Valuation disclosures

Security valuation — The net asset values of the funds are calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2013, all of the investment securities for each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-900-0313O-S33923

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

/
AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 28, 2013